Income Taxes - Deferred tax assets and liabilities offset (Details) $ in Thousands	12 Months Ended
Sep. 30, 2021 USD ($)
Income Taxes
Recognized in profit/loss	$ (3,800)
Recognized in goodwill	3,800
Balance at end of year	$ 0